Acquisitions - Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 01, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consideration:
Fair value of contingent consideration	$ 800
Total consideration	$ 81,600
Assets
Cash and cash equivalents			$ 1,000	$ 1,700	$ 90,500
Liabilities
Goodwill arising from acquisition		$ 2,153,855	2,116,696	2,106,367	2,676,247
Acquisitions In 2019 [Member]
Consideration:
Cash			10,582
Holdbacks			915
Fair value of contingent consideration			2,519
Total consideration			14,016
Total identifiable intangible assets			10,400
Assets
Accounts receivable			6,853
Other assets			1,390
Identifiable intangible assets			10,400
Total assets			18,643
Liabilities
Total liabilities			11,978
Accounts payable			2,138
Accrued compensation and benefits			2,478
Deferred revenue			1,258
Long-term debt			1,009
Deferred income tax liabilities			2,334
Noncontrolling interest and other liabilities			2,761
Total liabilities and noncontrolling interest			11,978
Total identifiable net assets			6,665
Goodwill arising from acquisition			7,351
2018 Acquisitions
Consideration:
Cash				109,784
Holdbacks				1,350
Fair value of contingent consideration				18,653
Total consideration				129,787
Total identifiable intangible assets				49,630
Assets
Accounts receivable				11,098
Other assets				652
Property and equipment				388
Identifiable intangible assets				49,630
Total assets				61,768
Liabilities
Total liabilities				8,148
Total liabilities and noncontrolling interest				8,148
Total identifiable net assets				53,620
Goodwill arising from acquisition				$ 76,167
2017 Acquisitions
Business Acquisition [Line Items]
Total consideration in the form of issuance of equity					671,101
Consideration:
Total identifiable intangible assets					331,100
Assets
Cash and cash equivalents					79,624
Accounts receivable					187,907
Prepaid and other current assets					26,586
Property and equipment					19,562
Identifiable intangible assets					331,100
Investment in unconsolidated affiliates					7,285
Deferred income tax assets					2,958
Other assets					17,476
Total assets					672,498
Liabilities
Total liabilities					461,664
Accounts payable					51,086
Accrued compensation and benefits					73,235
Other accrued expenses					56,412
Deferred revenue					857
Long-term debt					207,007
Deferred income tax liabilities					40,867
Noncontrolling interest and other liabilities					32,200
Total liabilities and noncontrolling interest					461,664
Total identifiable net assets					210,834
Goodwill arising from acquisition					460,267
Other 2017 Acquisitions [Member]
Consideration:
Cash					140,881
Holdbacks					3,391
Fair value of contingent consideration					94,985
Total consideration					239,257
Total identifiable intangible assets					102,366
Assets
Accounts receivable					41,578
Other assets					22,461
Property and equipment					2,993
Identifiable intangible assets					102,366
Total assets					169,398
Liabilities
Total liabilities					58,602
Total liabilities and noncontrolling interest					58,602
Total identifiable net assets					110,796
Goodwill arising from acquisition					128,461
Acquisitions In 2020 [Member]
Consideration:
Cash		51,389
Holdbacks		3,487
Fair value of contingent consideration		17,210
Total consideration		72,086
Total identifiable intangible assets		32,610
Assets
Accounts receivable		2,605
Other assets		2,925
Property and equipment		321
Identifiable intangible assets		32,610
Total assets		38,461
Liabilities
Total liabilities		4,402
Total liabilities and noncontrolling interest		4,402
Total identifiable net assets		34,059
Goodwill arising from acquisition		38,027
Customer Relationships [Member]
Consideration:
Total identifiable intangible assets		$ 32,610	$ 7,562
Weighted Average Useful Life		10 years	10 years	10 years
Assets
Identifiable intangible assets		$ 32,610	$ 7,562
Customer Relationships [Member] | 2018 Acquisitions
Consideration:
Total identifiable intangible assets				$ 45,230
Assets
Identifiable intangible assets				$ 45,230
Customer Relationships [Member] | 2017 Acquisitions
Consideration:
Total identifiable intangible assets					$ 235,000
Weighted Average Useful Life					10 years
Assets
Identifiable intangible assets					$ 235,000
Customer Relationships [Member] | Other 2017 Acquisitions [Member]
Consideration:
Total identifiable intangible assets					$ 84,566
Weighted Average Useful Life					12 years
Assets
Identifiable intangible assets					$ 84,566
Trade Names [Member]
Consideration:
Total identifiable intangible assets			$ 2,838
Weighted Average Useful Life			5 years
Assets
Identifiable intangible assets			$ 2,838
Trade Names [Member] | 2017 Acquisitions
Consideration:
Total identifiable intangible assets					$ 90,000
Weighted Average Useful Life					10 years
Assets
Identifiable intangible assets					$ 90,000
Trade Names [Member] | Other 2017 Acquisitions [Member]
Consideration:
Total identifiable intangible assets					$ 12,040
Weighted Average Useful Life					5 years
Assets
Identifiable intangible assets					$ 12,040
Developed Technology Rights [Member]
Consideration:
Weighted Average Useful Life				5 years
Developed Technology Rights [Member] | 2018 Acquisitions
Consideration:
Total identifiable intangible assets				$ 4,400
Assets
Identifiable intangible assets				$ 4,400
Developed Technology Rights [Member] | Other 2017 Acquisitions [Member]
Consideration:
Total identifiable intangible assets					$ 5,760
Weighted Average Useful Life					5 years
Assets
Identifiable intangible assets					$ 5,760
Noncompete Agreements [Member] | 2017 Acquisitions
Consideration:
Total identifiable intangible assets					$ 6,100
Weighted Average Useful Life					5 years
Assets
Identifiable intangible assets					$ 6,100